UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/08 is included with this Form.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2008

Shares		Value

COMMON STOCKS (96.5%)

	ADVERTISING (1.0%)
60,000	Omnicom Group, Inc.	$2,313,600

	AEROSPACE/DEFENSE (4.1%)
34,000	General Dynamics Corp.	2,503,080
23,000	L-3 Communications Holdings, Inc.	2,261,360
24,000	Lockheed Martin Corp.	2,632,080
43,000	Raytheon Co.	2,300,930
		9,697,450

	BIOTECHNOLOGY (0.9%)
38,000	Amgen, Inc. *	2,252,260

	BUILDING MATERIALS (0.9%)
37,000	Fluor Corp.	2,060,900

	CABLE TV (2.2%)
133,000	Comcast Corp. Class A	2,622,760
104,000	DIRECTV Group, Inc. (The) *	2,721,680
		5,344,440

	CANADIAN ENERGY (2.5%)
26,000	Canadian Natural Resources Ltd.	1,779,960
33,000	EnCana Corp.	2,169,090
50,000	Suncor Energy, Inc.	2,107,000
		6,056,050

	CHEMICAL - BASIC (0.8%)
15,000	Potash Corporation of Saskatchewan, Inc.	1,980,150

	CHEMICAL - DIVERSIFIED (0.8%)
20,000	Monsanto Co.	1,979,600

	CHEMICAL - SPECIALTY (2.7%)
57,000	Ecolab, Inc.	2,765,640
19,000	Mosaic Co. (The)	1,292,380
32,000	Praxair, Inc.	2,295,680
		6,353,700

	COAL (0.8%)
45,000	Peabody Energy Corp.	2,025,000

	COMPUTER & PERIPHERALS (1.9%)
16,000	Apple, Inc. *	1,818,560
23,500	International Business Machines Corp.	2,748,560
		4,567,120

	COMPUTER SOFTWARE & SERVICES (8.8%)
66,000	Accenture Ltd. Class A	2,508,000
58,000	Adobe Systems, Inc. *	2,289,260
51,000	Automatic Data Processing, Inc.	2,180,250
100,000	CA, Inc.	1,996,000
63,000	Infosys Technologies Ltd. ADR	2,098,530
72,000	Intuit, Inc. *	2,275,920
135,000	Oracle Corp. *	2,741,850
44,000	SAP AG ADR	2,350,920
130,000	Symantec Corp. *	2,545,400
		20,986,130

	DIVERSIFIED COMPANIES (1.8%)
34,000	Danaher Corp.	2,359,600
37,000	ITT Corp.	2,057,570
		4,417,170

	DRUG (5.2%)
36,000	Celgene Corp. *	2,278,080
32,000	Genzyme Corp. *	2,588,480
57,000	Gilead Sciences, Inc. *	2,598,060
42,000	Novartis AG ADR	2,219,280
60,000	Teva Pharmaceutical Industries Ltd. ADR	2,747,400
		12,431,300

	EDUCATIONAL SERVICES (0.9%)
38,000	Apollo Group, Inc. Class A *	2,253,400

	ENTERTAINMENT (1.1%)
88,000	Walt Disney Co. (The)	2,700,720

	ENVIRONMENTAL (1.0%)
74,000	Waste Management, Inc.	2,330,260

	FINANCIAL SERVICES - DIVERSIFIED (1.0%)
72,000	Marsh & McLennan Companies, Inc.	2,286,720

	FOOD PROCESSING (3.1%)
59,000	Campbell Soup Co.	2,277,400
39,000	General Mills, Inc.	2,680,080
51,000	H.J. Heinz Co.	2,548,470
		7,505,950

	FOOD WHOLESALERS (0.9%)
68,000	Sysco Corp.	2,096,440

	FOREIGN ELECTRONICS (0.8%)
115,000	Panasonic Corp. ADR	1,992,950

	GROCERY (1.1%)
93,000	Kroger Co. (The)	2,555,640

	INTERNET (1.1%)
37,000	Amazon.com, Inc. *	2,692,120

	MACHINERY (1.7%)
35,000	Caterpillar, Inc.	2,086,000
47,000	Cummins, Inc.	2,054,840
		4,140,840

	MEDICAL SERVICES (1.0%)
44,000	Quest Diagnostics, Inc.	2,273,480

	MEDICAL SUPPLIES (10.3%)
45,000	Abbott Laboratories	2,591,100
15,000	Alcon, Inc.	2,422,650
25,000	Bard (C.R.), Inc.	2,371,750
42,000	Baxter International, Inc.	2,756,460
32,000	Becton, Dickinson & Co.	2,568,320
8,000	Intuitive Surgical, Inc. *	1,927,840
35,000	Johnson & Johnson	2,424,800
51,000	Medtronic, Inc.	2,555,100
61,000	St. Jude Medical, Inc. *	2,652,890

1

Value Line Larger Companies Fund, Inc.

September 30, 2008

Shares		Value

40,000	Stryker Corp.	$2,492,000
		24,762,910

	NATURAL GAS - DIVERSIFIED (1.9%)
25,000	Devon Energy Corp.	2,280,000
71,000	Southwestern Energy Co. *	2,168,340
		4,448,340

	OILFIELD SERVICES/EQUIPMENT (6.9%)
32,000	Baker Hughes, Inc.	1,937,280
37,000	ENSCO International, Inc.	2,132,310
64,000	Halliburton Co.	2,072,960
41,000	National-Oilwell Varco, Inc. *	2,059,430
29,000	Schlumberger Ltd.	2,264,610
33,000	Smith International, Inc.	1,935,120
19,000	Transocean, Inc. *	2,086,960
82,000	Weatherford International Ltd. *	2,061,480
		16,550,150

	PETROLEUM - INTEGRATED (4.5%)
54,000	Chesapeake Energy Corp.	1,936,440
29,000	Chevron Corp.	2,391,920
26,000	Hess Corp.	2,134,080
34,000	Murphy Oil Corp.	2,180,760
30,000	Occidental Petroleum Corp.	2,113,500
		10,756,700

	PETROLEUM - PRODUCING (0.9%)
20,000	Apache Corp.	2,085,600
	PHARMACY SERVICES (4.1%)
69,000	CVS Caremark Corp.	2,322,540
39,000	Express Scripts, Inc. *	2,878,980
58,000	Medco Health Solutions, Inc. *	2,610,000
65,000	Walgreen Co.	2,012,400
		9,823,920

	PRECISION INSTRUMENT (1.0%)
80,000	Agilent Technologies, Inc. *	2,372,800

	RAILROAD (4.1%)
25,000	Burlington Northern Santa Fe Corp.	2,310,750
40,000	CSX Corp.	2,182,800
42,000	Norfolk Southern Corp.	2,780,820
34,000	Union Pacific Corp.	2,419,440
		9,693,810

	RESTAURANT (1.1%)
43,000	McDonald's Corp.	2,653,100

	RETAIL - SPECIAL LINES (1.0%)
77,000	TJX Companies, Inc. (The)	2,350,040

	RETAIL STORE (1.1%)
44,000	Wal-Mart Stores, Inc.	2,635,160

	SECURITIES BROKERAGE (1.2%)
109,000	Charles Schwab Corp. (The)	2,834,000

	SEMICONDUCTOR (0.9%)
115,000	Intel Corp.	2,153,950

	SHOE (1.2%)
42,000	NIKE, Inc. Class B	2,809,800

	STEEL - INTEGRATED (0.8%)
26,000	United States Steel Corp.	2,017,860

	TELECOMMUNICATION SERVICES (0.9%)
60,000	American Tower Corp. Class A *	2,158,200

	TELECOMMUNICATIONS EQUIPMENT (1.9%)
115,000	Broadcom Corp. Class A *	2,142,450
55,000	QUALCOMM, Inc.	2,363,350
		4,505,800

	THRIFT (0.9%)
115,000	Hudson City Bancorp, Inc.	2,121,750

	TOBACCO (0.9%)
34,000	British American Tobacco PLC ADR	2,108,000

	TOILETRIES & COSMETICS (1.9%)
58,000	Avon Products, Inc.	2,411,060
44,000	Estee Lauder Companies, Inc. (The) Class A	2,196,040
		4,607,100

	WIRELESS NETWORKING (0.9%)
33,000	Research In Motion Ltd. *	2,253,900

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (96.5%) (Cost $241,026,397)	230,996,280

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.5%)		8,280,691

NET ASSETS (100%)		$239,276,971

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($239,276,971 ÷ 14,023,458 shares outstanding)		$17.06

*	Non-income producing.
ADR	American Depositary Receipt.

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$241,026,397	$12,733,155	$(22,763,272)	$(10,030,117)

2

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$230,996,280	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$230,996,280	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 9/30/08, there were no Level 2 or 3 investments.

Item 2.    Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 24, 2008